CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans	$ 1,694,357	$ 1,676,734	$ 1,519,249
Money market investments	3,596	5,384	8,570
Investment securities	203,941	238,210	291,988
Trading account securities	35,607	27,918	35,190
Total interest income	1,937,501	1,948,246	1,854,997
INTEREST EXPENSE:
Deposits	269,487	350,881	501,262
Short-term borrowings	55,258	60,278	69,357
Long-term debt	180,764	242,222	183,125
Total interest expense	505,509	653,381	753,744
Net interest (expense) income	1,431,992	1,294,865	1,101,253
Provision for loan losses	575,720	1,011,880	1,405,807
Net interest (expense) income after provision for loan losses	856,272	282,985	(304,554)
Service charges on deposit accounts	184,940	195,803	213,493
Other service fees	239,720	377,504	394,187
Sale and valuation adjustments of investment securities	10,844	3,992	219,546
Trading account profit	5,897	16,404	39,740
Net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale	30,891	15,874	(57)
Adjustments (expense) to indemnity reserves on loans sold	(33,068)	(72,013)	(40,211)
F D I C Loss Share Income	66,791	(25,751)	0
Fair value change in equity appreciation instrument	8,323	42,555	0
Gain on sale of processing and technology business	0	640,802	0
Other operating (loss) income	45,939	93,023	64,595
Total non-interest income	560,277	1,288,193	896,501
Operating expenses:
Personnel costs	453,370	514,198	533,263
Net occupancy expenses	102,319	116,203	111,035
Equipment expenses	43,840	85,851	101,530
Other taxes	51,885	50,608	52,605
Professional fees	194,942	166,105	111,287
Communications	27,115	38,905	46,264
Business promotion	55,067	46,671	38,872
FDIC deposit insurance	93,728	67,644	76,796
Loss on early extinguishment of debt	8,693	38,787	(78,300)
Other real estate owned (O R E O) expenses	21,778	46,789	25,800
Other operating expenses	87,906	144,613	125,562
Amortization of intangibles	9,654	9,173	9,482
Total operating expenses	1,150,297	1,325,547	1,154,196
Income (loss) before income tax	266,252	245,631	(562,249)
Income tax (benefit) expense	114,927	108,230	(8,302)
Net (loss) income	151,325	137,401	(573,919)
Net Income (Loss) Applicable to Common Stock	147,602	(54,576)	97,377
Net Income (Loss) per Common Share - Basic	$ 0.14	$ (0.06)	$ 0.24
Net Income (Loss) per Common Share - Diluted	$ 0.14	$ (0.06)	$ 0.24
Dividends Declared per Common Share	$ 0	$ 0	$ 0.02
Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale			5,151
Operating expenses:
Net (loss) income			(553,947)
Net Income (Loss) per Common Share - Basic			$ 0.29
Net Income (Loss) per Common Share - Diluted			$ 0.29
Segment, Discontinued Operations [Member]
Operating expenses:
Net (loss) income			$ (19,972)
Net Income (Loss) per Common Share - Basic			$ (0.05)
Net Income (Loss) per Common Share - Diluted			$ (0.05)